Contingencies	6 Months Ended
May 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies

From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at May 31, 2018, and continuing as at July 16, 2018, the Company is not aware of any pending or threatened material litigation claims against the Company, other than as described below.

In November 2016, the Company filed an NDA for its abuse-deterrent oxycodone hydrochloride extended release tablets (formerly referred to as RexistaTM) (“Oxycodone ER”) product candidate, relying on the 505(b)(2) regulatory pathway, which allowed the Company to reference data from Purdue Pharma L.P.'s file for its OxyContin® extended release oxycodone hydrochloride. The Oxycodone ER application was accepted by the FDA for further review in February 2017. The Company certified to the FDA that it believed its Oxycodone ER product candidate would not infringe any of the OxyContin® patents listed in the Orange Book, or that such patents are invalid, and so notified Purdue Pharma L.P. and the other owners of the subject patents listed in the Orange Book of such certification. On April 7, 2017, the Company received notice that Purdue Pharma L.P., Purdue Pharmaceuticals L.P., The P.F. Laboratories, Inc., or collectively the Purdue parties, Rhodes Technologies, and Grünenthal GmbH, or collectively the Purdue litigation plaintiffs, had commenced patent infringement proceedings against the Company in the U.S. District Court for the District of Delaware (docket number 17-392) in respect of the Company’s NDA filing for Oxycodone ER, alleging that its proposed Oxycodone ER infringes 6 out of the 16 patents associated with the branded product OxyContin®, or the OxyContin® patents, listed in the Orange Book. The complaint seeks injunctive relief as well as attorneys' fees and costs and such other and further relief as the Court may deem just and proper. An answer and counterclaim have been filed.

Subsequent to the above-noted filing of lawsuit, 4 further such patents were listed and published in the Orange Book. The Company then similarly certified to the FDA concerning such further patents. On March 16, 2018, the Company received notice that the Purdue litigation plaintiffs had commenced further such patent infringement proceedings against the Company adding the 4 further patents. This lawsuit is also in the District of Delaware federal court under docket number 18-404.

As a result of the commencement of the first of these legal proceedings, the FDA is stayed for 30 months from granting final approval to the Company’s Oxycodone ER product candidate. That time period commenced on February 24, 2017, when the Purdue litigation plaintiffs received notice of the Company’s certification concerning the patents, and will expire on August 24, 2019, unless the stay is earlier terminated by a final declaration of the courts that the patents are invalid, or are not infringed, or the matter is otherwise settled among the parties.

On or about June 26, 2018 the court issued an order to sever 6 overlapping patents from the second Purdue case, but ordered litigation to proceed on the 4 new (2017-issued) patents. An answer and counterclaim was filed July 9, 2018. The existence and publication of additional patents in the Orange Book, and litigation arising therefrom, is an ordinary and to be expected occurrence in the course of such litigation.

On July 6, 2018 the court issued a so-called “Markman” claim construction ruling on the first case and the October 22, 2018 trial date remains unchanged. The Company is confident that it does not infringe any of the subject patents in either of the two cases and will vigorously defend against these claims.

In July 2017, three complaints were filed in the U.S. District Court for the Southern District of New York asserting claims under the federal securities laws against the Company and two of its executive officers on behalf of a putative class of purchasers of the Company’s securities. In a subsequent order, the Court consolidated the three actions under the caption Shanawaz v. Intellipharmaceutics Int’l Inc., et al., No. 1:17-cv-05761 (S.D.N.Y.), appointed lead plaintiffs in the consolidated action, and approved lead plaintiffs’ selection of counsel. Lead plaintiffs filed a consolidated amended complaint on January 29, 2018. In the amended complaint, lead plaintiffs purport to assert claims on behalf of a putative class consisting of purchasers of the Company’s securities between May 21, 2015 and July 26, 2017. The amended complaint alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements or failing to disclose certain information regarding the Company’s NDA for Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets. The complaint seeks, among other remedies, unspecified damages, attorneys’ fees and other costs, equitable and/or injunctive relief, and such other relief as the court may find just and proper. On March 30, 2018, the Company filed a motion to dismiss in response to the claim. A response by the plaintiffs was filed May 31, 2018. A reply in support of the motion to dismiss was filed by the Company on June 29, 2018. The Company and the other defendants intend to vigorously defend themselves against the claims asserted in the consolidated action.